Related Party Transactions - KaylaRe (Details) - USD ($) $ in Thousands			3 Months Ended								12 Months Ended
	May 14, 2018	Dec. 15, 2016	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 13, 2018
Related Party Transaction [Line Items]
Ownership percentage			47.40%				47.40%				47.40%	47.40%
Fee income due to Enstar Limited													$ 1,453
Transactions under KaylaRe-StarStone QS:
Ceded premium earned											$ (157,826)	$ (145,483)	(166,334)
Net incurred losses and LAE			$ 76,248	$ 109,686	$ 186,692	$ 43,300	$ 48,068	$ 163,258	$ 146,554	$ 256,299	415,926	614,179	323,722
Acquisition costs			$ 38,202	$ 37,708	$ 49,067	$ 46,043	$ 78,417	$ 33,310	$ 51,081	$ 77,801	$ 171,020	$ 240,609	177,855
KaylaRe
Related Party Transaction [Line Items]
Initial capital raise		$ 620,000
KaylaRe Transactions With Starstone
Transactions under KaylaRe-StarStone QS:
Ceded premium earned													(52,651)
Net incurred losses and LAE													31,654
Acquisition costs													18,774
Affiliated entity | KaylaRe
Transactions under KaylaRe-StarStone QS:
Total net earnings (loss)													$ (770)
KaylaRe
Related Party Transaction [Line Items]
Ownership percentage														48.20%
KaylaRe
Related Party Transaction [Line Items]
Number of Enstar ordinary shares issued (shares)	2,007,017
Ordinary Shares | KaylaRe
Related Party Transaction [Line Items]
Number of Enstar ordinary shares issued (shares)	1,501,778
Ordinary Shares | KaylaRe | Hillhouse
Related Party Transaction [Line Items]
Number of Enstar ordinary shares issued (shares)	1,204,353
Ordinary Shares | KaylaRe | Trident
Related Party Transaction [Line Items]
Number of Enstar ordinary shares issued (shares)	285,986
Series E non-voting convertible ordinary shares | KaylaRe
Related Party Transaction [Line Items]
Number of Enstar ordinary shares issued (shares)	505,239
Series E non-voting convertible ordinary shares | KaylaRe | Hillhouse
Related Party Transaction [Line Items]
Number of Enstar ordinary shares issued (shares)	505,239
Series E non-voting convertible ordinary shares | KaylaRe | Minority Shareholder
Related Party Transaction [Line Items]
Number of Enstar ordinary shares issued (shares)	11,439